Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2015 Fund	Sep. 08, 2023
Fidelity Freedom 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.62%)
Past 5 years	2.73%
Past 10 years	5.08%
Fidelity Freedom 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.52%)
Past 5 years	0.51%
Past 10 years	3.21%
Fidelity Freedom 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.84%)
Past 5 years	1.80%
Past 10 years	3.62%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0550
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.97%
Past 10 years	5.32%